Investments in affiliates (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating income / (loss)	$ 386	$ (249)	$ 114
Net income	845	1,650	$ 539
Blue Sky
Net sales	48,365	38,530
Operating income / (loss)	1,926	337
Net income	$ 2,008	$ 9,978